PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment include the following:

	June 30, 2021 (unaudited)	December 31, 2020 (audited)

Marketing equipment	$32,261	$32,261
Vehicles	277,886	277,886
	310,147	310,147
Less: Accumulated depreciation	(307,402)	(304,881)
Net property and equipment	$2,745	$5,266

Property and equipment includes the following:

	December 31, 2020		December 31, 2019

Marketing equipment		$32,261		$32,261
Vehicles		277,886		277,886
	310,147		310,147
Less: Accumulated depreciation		(304,881)		(243,157)
Net property and equipment		$5,266		$66,990